Segment Information	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Information	Geographic Concentrations
The following table provides long-lived and total assets by geography as of December 31, 2025 and 2024:

	Long-Lived Assets		Total Assets
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
	(In thousands)
North America	$4,742,572	$4,560,688	$6,665,827	$6,408,763
Europe	636,092	580,737	856,392	811,717
Asia-Pacific	439,096	344,835	587,470	484,090
South America	6,149	25,611	11,909	31,384
Total	$5,823,909	$5,511,871	$8,121,598	$7,735,954

Segment Information
Our operating segments are aggregated into two reportable segments: Warehouse and Transportation.
•Warehouse. Our core business is our Warehouse segment, where we provide temperature-controlled warehouse storage and related handling and other warehouse services. We collect rent and storage fees to store customer’s frozen and perishable food and other products. Our handling services optimize our customer’s product movement through the cold chain, including placement, case-picking, blast freezing, e-commerce fulfillment, and other recurring handling services. Further, we manage warehouses on behalf of third parties and provide warehouse management services to leading food manufacturers and retailers in their owned facilities.
Significant Warehouse segment expenses include labor, power, other facilities costs, and other service costs.
Labor - Labor, the most significant part of warehouse expenses, covers wages, benefits, workers' compensation.
Power - The cost of power, also a significant cost of operations, fluctuates based on the price of power in the regions that our facilities operate and the required temperature zone or freezing required.
Other Facilities Costs - Other facilities costs include utilities other than power, property taxes and insurance, sanitation, repairs and maintenance, operating lease rent charges, security, and other related facilities costs.
Other Services Costs - Other services costs include equipment costs, warehouse consumables (e.g. shrink-wrap), employee protective equipment, warehouse administration and other related services costs.
•Transportation. In our Transportation segment, we broker, manage or operate transportation of frozen and perishable food and other products for our customers. Our services include consolidation (i.e., combining products for efficient shipment), freight under management services (i.e., arranging and overseeing transportation of customer inventory) and dedicated transportation, each designed to improve efficiency and reduce transportation and logistics costs to our customers.
Transportation services cost of operations are primarily affected by third-party carrier costs, which are influenced by carrier factors like driver and equipment availability. In select markets, we use our drivers and assets, incurring costs like wages, fuel, tolls, insurance, and maintenance to operate these assets.
The accounting policies used in the preparation of our reportable segments financial information are the same as those used in the preparation of our Consolidated Financial Statements. Our CODM is our Chief Executive Officer, who uses segment contribution to evaluate segment performance and to allocate resources. The CODM considers budget-to-actual variances on a monthly, quarterly, and annual basis using the segment profit or loss measure when making decisions about allocating capital and personnel to the segments. The CODM also uses the segment profit or loss measure to assess the performance for each segment by comparing the results and return on specific assets of within each segment with one another and industry competitors.
Segment contribution metrics help investors understand revenues, costs, and earnings among service types. Segment contribution is calculated as earnings before interest expense, taxes, depreciation and amortization, and excluding corporate Selling, general, and administrative expense; Acquisition, cyber incident, and other, net; Impairment of indefinite and long-lived assets; Net loss (gain) from sale of real estate and all components of non-operating other income and expense.
Selling, general, and administrative functions support all the business segments. Therefore, the related expense is not allocated to segments as the CODM does not use it to evaluate segment performance and to allocate resources. Segment contribution is not a measurement of financial performance under U.S. GAAP and should not be considered an alternative to operating income. The Company has not disclosed assets by reportable segments, as asset information is not used by our CODM to facilitate resource allocations.
The following table presents segment revenues, significant segment expenses and segment contribution with a reconciliation to Loss from continuing operations before income taxes for the years ended December 31, 2025, 2024 and 2023:

	Years Ended December 31,
	2025	2024	2023
	(In thousands)
Segment revenues:
Warehouse(1)	$2,413,616	$2,457,412	$2,433,659
Transportation	188,230	209,129	239,670
Total revenues	2,601,846	2,666,541	2,673,329

Significant Segment Expenses:
Warehouse(1):
Power	144,352	147,455	147,753
Other facilities costs	238,835	258,384	249,558
Labor	1,013,686	1,025,505	1,054,025
Other services costs	208,603	215,864	253,791
Total Warehouse Cost of Operations	1,605,476	1,647,208	1,705,127

Transportation services cost of operations	156,984	172,606	197,630
Total segment expenses	$1,762,460	$1,819,814	$1,902,757

Segment contribution:
Warehouse(1)	808,140	810,204	728,532
Transportation	31,246	36,523	42,040
Total segment contribution	839,386	846,727	770,572

Depreciation and amortization expense	(367,362)	(360,817)	(353,743)
Selling, general, and administrative expense	(269,474)	(255,118)	(226,786)
Acquisition, cyber incident, and other, net	(103,893)	(77,169)	(64,087)
Impairment of indefinite and long-lived assets	(47,099)	(33,126)	(236,515)
Net (loss) gain from sale of real estate	(44,324)	3,514	2,254
Interest expense	(147,776)	(135,323)	(140,107)
Loss on debt extinguishment and termination of derivative instruments	—	(116,082)	(2,482)
Loss from investments in partially owned entities	(2,112)	(3,702)	(1,442)
Other, net	6,921	27,919	2,795
Impairment of related party loan receivable	—	—	(21,972)
Loss on put option	—	—	(56,576)
Loss from continuing operations before income taxes	$(135,733)	$(103,177)	$(328,089)